Related Party Transactions (Tables)	6 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Schedule of Nature of Relationships with Related Parties	Nature of relationships with related parties:
Name	Relationship with the Company
Tao Ling	Principal shareholder, Chief Executive Officer and Chairman of the Company
Xiaohong Yin	Principal shareholder and director of the Company
Bozhen Gong	Immediate family member of Tao Ling
Yun Tan	Immediate family member of Tao Ling
Rongxin Ling	Immediate family member of Tao Ling
Peizhen Zhang	Immediate family member of Tao Ling
Ying Ling	Immediate family member of Tao Ling
Jing Ling	Immediate family member of Tao Ling
Nanjing Shun yi Jing Electric Technology Co., Ltd.	Principal shareholder is immediate family member of Tao Ling
Luzhou Nachuan Investment Limited	An entity which owns 5% equity interest of Luzhou Aozhi
Midea International Co., Ltd*	Principal shareholder of the company
Nanjing Aoni Investment Management Partnership (Limited Partnership) **	An entity which owns 71.43% equity interest of Auniuxin
*	Midea International Co., Ltd became a new related party in January 2024 through a private placement issuance
**	Nanjing Aoni Investment Management Partnership (Limited Partnership) became a new related party in January 2024 through its investment in Auniuxin.

Schedule of Summarizes Borrowing Transactions	The following table summarizes borrowing transactions with the Company’s related parties:
	Borrowing/	Payment/
	Collecting	Lending
Name of Related Parties	Amount	Amount
Tao Ling	$416,297	$416,297
Xiaohong Yin	1,706,816	2,092,403
Rongxin Ling	208,148	-
Peizhen Zhang	152,642	-
Bozhen Gong	83,259	-
Ying Ling	83,259	-
Jing Ling	194,272	55,506
Yun Tan	-	180,395
Nanjing Shun yi Jing Electric Technology Co., Ltd.	763,210	126,277
Midea International Co., Ltd	1,859,000	1,608,000
Total	$5,466,903	$4,478,878
The following table summarizes borrowing transactions with the Company’s related parties:
	Borrowing/	Payment/
	Collecting	Lending
Name of Related Parties	Amount	Amount
Tao Ling	$394,203	$143,347
Xiaohong Yin	1,799,173	236,694
Bozhen Gong	71,673	301,028
Total	$2,265,049	$681,069

Schedule of Related Party Transactions	Related party transactions
	Sales	Sales
Name of Related Parties	March 31, 2024	March 31, 2023
Midea International Co., Ltd	66,206	-
Total	$66,206	$-

Schedule of Net Outstanding Balances with Related Parties	Outstanding balances with related parties consisted of the following as of March 31, 2024 and September 30, 2023:
Accounts	Name of Related Parties	March 31, 2024	September 30, 2023
Due from related parties	Midea International Co., Ltd	66,206	-
Total due from related parties		$66,206	$-
Accounts	Name of Related Parties	March 31, 2024	September 30, 2023
Due to related parties	Xiaohong Yin	$1,343,434	$1,710,347
Due to related parties	Bozhen Gong	152,348	68,531
Due to related parties	Yun Tan	-	178,180
Due to related parties	Rongxin Ling	346,246	137,061
Due to related parties	Peizhen Zhang	263,147	109,649
Due to related parties	Ying Ling	221,597	137,061
Due to related parties	Jing Ling	138,498	-
Due to related parties	Nanjing Shun yi Jing Electric Technology Co., Ltd.	1,307,425	664,748
Due to related parties	Midea International Co., Ltd	451,000	-
Total due to related parties		$4,223,696	$3,005,577